Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Depreciation expense	$ 10,768	$ 2,438	$ 24,731	$ 12,861	$ 16,224	$ 8,342
Loss on sale of assets					389
Sale of assets					12,870
Proceeds from sale of equipment			$ 482	$ 450	12,481
Facilities build-out expenses					40,000
Edina Manufacturing [Member] | HVAC Equipment [Member]
Built onto expenses					64,000
Edina Manufacturing [Member] | Cleanroom Structural Environment [Member]
Built onto expenses					13,657
Edina Manufacturing [Member] | Electrical Capabilities [Member]
Built onto expenses					$ 8,947